UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):			[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		KDI Capital Partners, LLC
Address:	4101 Lake Boone Trail, Suite 218
		Raleigh, NC 27607

Form 13F File Number:	28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Sheldon M. Fox
Title:		Managing Member
Phone:		919-573-4124

Signature,			Place,					and Date of Signing
Sheldon M. Fox		Raleigh, North Carolina		May 12, 2011

Report Type (Check only one.):

	[X]  13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  31
Form 13F Information Table Value Total: $313,220

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP    (X$1000) PRN AMT  PRN CALL DISCRETION  MGRS  SOLE     SHARED NONE

AmerisourceBergen Corp              COM  03073E105   $21,499   543,457 SH      SOLE                543,457      0    0
Archer-Daniels-Midland Co           COM  039483102    $1,696    47,100 SH      SOLE                 47,100      0    0
Coca Cola Co                        COM   191216100     $292     4,400 SH      SOLE                  4,400      0    0
CVS Caremark Corp                   COM   126650100   $8,985   261,800 SH      SOLE                261,800      0    0
DXP Enterprises Inc NEW         COM NEW   233377407   $1,869    81,000 SH      SOLE                 81,000      0    0
Family Dlr Stores                   COM   307000109   $6,800   132,500 SH      SOLE                132,500      0    0
Forestar Group Inc                  COM  14159U202    $6,804   357,735 SH      SOLE                357,735      0    0
General Mls Inc                     COM   370334104  $20,029   548,000 SH      SOLE                548,000      0    0
HJ Heinz Co                         COM   423074103   $2,690    55,100 SH      SOLE                 55,100      0    0
Home Depot Inc                      COM   437076102   $8,835   238,400 SH      SOLE                238,400      0    0
Kellogg Co                          COM   487836108      $27       500 SH      SOLE                    500      0    0
Kraft Foods Inc-A                   CLA  50075N104    $6,074   193,700 SH      SOLE                193,700      0    0
Lowes Cos Inc                       COM   548661107  $11,024   417,100 SH      SOLE                417,100      0    0
Mastercard Incorporated             CLA  57636Q104   $14,486    57,549 SH      SOLE                 57,549      0    0
McDonalds Corp                      COM   580135101  $10,272   135,000 SH      SOLE                135,000      0    0
McKesson Corp                       COM  58155Q103   $21,549   272,600 SH      SOLE                272,600      0    0
Measurement Specialties I           COM   583421102  $12,494   367,255 SH      SOLE                367,255      0    0
Mednax Inc                          COM  58502B106    $9,790   146,975 SH      SOLE                146,975      0    0
Pepsico Inc                         COM   713448108   $7,014   108,900 SH      SOLE                108,900      0    0
POOL Corp                           COM  73278L105   $10,106   419,175 SH      SOLE                419,175      0    0
Smuckers J M Co                 COM NEW   832696405   $2,270    31,800 SH      SOLE                 31,800      0    0
Staples Inc                         COM   855030102  $24,460 1,259,525 SH      SOLE              1,259,525      0    0
Stoneridge Inc                      COM  86183P102   $12,916   883,420 SH      SOLE                883,420      0    0
Sysco Corp                          COM   871829107  $10,651   384,500 SH      SOLE                384,500      0    0
Target Corp                         COM  87612E106   $25,203   503,960 SH      SOLE                503,960      0    0
Team Health Holdings Inc            COM  87817A107    $6,445   368,725 SH      SOLE                368,725      0    0
United Stationers Inc               COM   913004107  $16,519   232,503 SH      SOLE                232,503      0    0
Visa Inc                            CLA  92826C839   $14,009   190,284 SH      SOLE                190,284      0    0
Vishay Precision Group In           COM  92835K103    $7,297   465,638 SH      SOLE                465,638      0    0
Wal Mart Stores Inc                 COM   931142102   $7,703   148,000 SH      SOLE                148,000      0    0
Walgreen Co                         COM   931422109  $3,412     85,000 SH      SOLE                 85,000      0    0

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